Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Notes to the Statements of Cash Flows [Abstract]
NOTES TO THE STATEMENTS OF CASH FLOWS
29.	NOTES TO THE STATEMENTS OF CASH FLOWS

(a)	Changes in liabilities arising from financing activities

2023		Lease
	Loan notes	liabilities
	US$	US$
At January 1, 2023	8,745,192	785,687
Changes from financing cash flows	(27,720,827)	(730,908)
Interest paid classified as operating cash flows	-	(48,363)

Non-cash transactions:
New leases	-	549,622
Finance costs accrued	18,975,635	48,363
Exchange realignment	-	1,660
At December 31, 2023	-	606,061

2022		Convertible		Lease
	Loan notes	loans	Bridge loan	Liabilities
	US$	US$	US$	US$
At January 1, 2022	-	4,294,265	12,274,215	486,678
Changes from financing cash flows	22,397,271	12,656,069	610,000	(873,308)
Interest paid classified as operating cash flows	-	-	-	(42,130)

Non-cash transactions:
Finance costs accrued	786,058	2,894,050	4,074,175	42,130
New leases	-	-	-	1,237,069
Remeasurement on lease modifications	-	-	-	(64,390)
Recognition of warrant liabilities	(11,642,006)	-	-	-
Initial recognition of derivative financial instruments	(2,796,131)	(10,024,014)	(842,181)	-
Derecognition of derivative financial instruments	-	735,688	3,229,291	-
Issuance of convertible loan for settlement of bridge loan	-	18,960,000	(18,960,000)	-
Conversion to Preference Shares	-	(29,381,027)	-	-
Other non-cash transactions	-	(135,031)	(385,500)	-
Exchange realignment	-	-	-	(362)
At December 31, 2022	8,745,192	-	-	785,687

2021	Convertible		Lease
	loan	Bridge loan	Liabilities
	US$	US$	US$
At January 1 2021	4,123,563	—	1,116,912
Changes from financing cash flows	—	13,150,000	(785,494)
Interest paid classified as operating cash flows	—	—	(48,171)

Non-cash transactions:
Initial recognition of derivative financial instruments	(544,327)	(1,418,222)	—
Finance costs accrued	715,029	936,937	48,171
Remeasurement on lease modifications	—	—	206,250
Other non-cash transactions	—	(394,500)	—
Exchange realignment	—	—	(50,990)
At 31 December 2021	4,294,265	12,274,215	486,678

(b)	Total cash outflow for leases

The total cash outflow for leases included in the statements of cash flows is as follows:

	2023	2022	2021
	US$	US$	US$
Within operating activities	91,294	199,394	378,571
Within financing activities	730,908	873,308	785,494
	822,202	1,072,702	1,164,065